ORDINARY SHARE (Details Textual) - USD ($)		12 Months Ended
	Sep. 28, 2018	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	Jan. 31, 2019	Aug. 05, 2017	Jul. 30, 2017
Common Stock, Shares, Issued		14,333,334		14,333,334		13,333,334
Common Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001			$ 0.001
Stock Issued During Period, Shares, New Issues	14,333,334	1,000,000
Common Stock, Value, Issued		$ 14,333		$ 14,333
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable					$ 80,000
Common Stock
Common Stock, Shares, Issued	1,000,000
Shares Issued, Price Per Share	$ 0.08
Common Stock, Par or Stated Value Per Share	$ 0.001
Stock Issued During Period, Shares, New Issues		14,333,334	1,000,000
Common Stock, Value, Issued	$ 14,333,334